Summary of Significant Accounting Policies - Schedule of Consolidated Operations (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Consolidated Operations [Line Items]
Total revenues	$ 256,540	$ 224,427
Cost of revenues	(233,711)	(204,666)
Income from operations	7,285	5,962
Net income	$ 5,570	$ 4,434